Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,080	$ 2,191
Less - accumulated depreciation and amortization	(1,913)	(2,027)
Property and equipment, net	167	164
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,794	1,892
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	155	155
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	109	122
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22	$ 22